As filed with the Securities and Exchange Commission on March 15, 2006

Securities Act File No. 333-132400
Investment Company Act File No. 811-21866

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. 1	☒

Post-Effective Amendment No. _____

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 1	☒

HIGHLAND FUNDS I
 (Exact Name of Registrant as Specified in Charter)

c/o Highland Capital Management, L.P.
Two Galleria Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1- 972-628-4100

Mr. James D. Dondero
c/o Highland Capital Management, L.P.
Two Galleria Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and Address of Agent for Service)

Copies to:

Mr. R. Joseph Dougherty	Richard T. Prins, Esq.
c/o Highland Capital Management, L.P.	Skadden, Arps, Slate, Meagher & Flom LLP
Two Galleria Tower	Four Times Square, 30th Floor
13455 Noel Road, Suite 800	New York, New York 10036-6522
Dallas, Texas 75240

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

Title of Securities Being Registered	Amount Being Registered

Common Shares of Beneficial Interest	Indefinite(1)

(1)

Registrant is registering an indefinite number of shares of its Common Stock, par value $.001 per share, under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Fund has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Dallas and State of Texas on the 15th day of March 2006.

HIGHLAND FUNDS I

By	/s/ James D. Dondero *
James D. Dondero
Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Pre-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

	Title	Date

/s/ R. JOSEPH DOUGHERTY *	Trustee	March 15, 2006
R. Joseph Dougherty

/s/ TIMOTHY K. HUI *	Trustee	March 15, 2006
Timothy K. Hui

/s/ SCOTT F. KAVANAUGH *	Trustee	March 15, 2006
Scott F. Kavanaugh

/s/ JAMES F. LEARY *	Trustee	March 15, 2006
James F. Leary

/s/ BRYAN A. WARD *	Trustee	March 15, 2006
Bryan A. Ward

/s/ JAMES D. DONDERO *	Chief Executive Officer	March 15, 2006
James D. Dondero	and President

/s/ M. JASON BLACKBURN	Chief Financial Officer	March 15, 2006
M. Jason Blackburn	(Principal Accounting Officer)
and Secretary

*	By:	/s/ M. JASON BLACKBURN
M. Jason Blackburn
Attorney-in-Fact
March 15, 2006